Annual Fund Operating Expenses - Payden High Income Fund - Investor Class	Feb. 28, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.63%	[1]

[1]

The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets given in the Financial Highights in this Prospectus and in the Fund’s financial statements, which reflect the Fund’s operating expenses, but not Acquired Fund Fees and Expenses.